Short-Term Borrowings - Summary of Short-Term Borrowings (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Short-term Debt [Line Items]
Short-term borrowings	$ 23,723	$ 14,139	$ 16,651
Short-term borrowings, interest rate, at year end	1.62%	1.92%	1.31%
Short-term borrowings, average for the year	$ 18,137	$ 21,790	$ 15,022
Short-term borrowings, interest rate, average for the year	2.04%	1.78%	1.00%
Federal Funds Purchased [Member]
Short-term Debt [Line Items]
Short-term borrowings	$ 828	$ 458	$ 252
Short-term borrowings, interest rate, at year end	1.45%	2.05%	0.77%
Short-term borrowings, average for the year	$ 1,457	$ 1,070	$ 528
Short-term borrowings, interest rate, average for the year	1.94%	1.70%	0.86%
Short-term borrowings, maximum month end balance	$ 3,629	$ 4,532	$ 600
Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Short-term borrowings	$ 1,165	$ 2,582	$ 803
Short-term borrowings, interest rate, at year end	1.41%	2.20%	0.61%
Short-term borrowings, average for the year	$ 1,770	$ 2,279	$ 917
Short-term borrowings, interest rate, average for the year	2.00%	1.87%	0.44%
Short-term borrowings, maximum month end balance	$ 2,755	$ 3,225	$ 927
Commercial Paper [Member]
Short-term Debt [Line Items]
Short-term borrowings	$ 7,576	$ 6,940	$ 8,303
Short-term borrowings, interest rate, at year end	1.07%	1.35%	0.68%
Short-term borrowings, average for the year	$ 8,186	$ 6,929	$ 8,236
Short-term borrowings, interest rate, average for the year	1.45%	0.94%	0.49%
Short-term borrowings, maximum month end balance	$ 9,431	$ 7,846	$ 9,950
Other Short-Term Borrowings [Member]
Short-term Debt [Line Items]
Short-term borrowings	$ 14,154	$ 4,159	$ 7,293
Short-term borrowings, interest rate, at year end	1.94%	2.68%	2.13%
Short-term borrowings, average for the year	$ 6,724	$ 11,512	$ 5,341
Short-term borrowings, interest rate, average for the year	2.78%	2.27%	1.90%
Short-term borrowings, maximum month end balance	$ 14,154	$ 16,588	$ 7,293